Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Description of Business and Nature of Operations
1.	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Goldcorp Inc. is the ultimate parent company of its consolidated group (“Goldcorp” or “the Company”). The Company is incorporated and domiciled in Canada, and its head office is at Suite 3400 – 666 Burrard Street, Vancouver, British Columbia, V6C 2X8.

The Company is a senior gold producer engaged in the acquisition, exploration, development, operation, and reclamation of precious metal properties in Canada, the United States, Mexico, and Central and South America. The Company’s current sources of operating cash flows are primarily from the sale of gold, zinc, silver, lead and copper.

The Company’s principal producing mining properties are comprised of the Éléonore, Musselwhite, Porcupine and Red Lake mines in Canada; the Peñasquito mine in Mexico; the Cerro Negro mine in Argentina; and the Pueblo Viejo mine (40% interest) in the Dominican Republic. At December 31, 2018, the Company’s significant projects include the Borden, Century Gold, and Coffee projects in Canada, and the NuevaUnión (50% interest) and Norte Abierto (50% interest) projects in Chile.